CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020 [1]
Profit or loss [abstract]
Revenue	£ 654,757	£ 446,298	[1]	£ 350,950
Cost of sales
Direct cost of sales	(414,411)	(271,707)	[1]	(233,352)
Allocated cost of sales	(22,415)	(20,412)	[1]	(17,208)
Total cost of sales	(436,826)	(292,119)	[1]	(250,560)
Gross profit	217,931	154,179	[1]	100,390
Selling, general and administrative expenses	(121,808)	(90,623)	[1]	(77,241)
Net impairment losses on financial assets	(739)	(4)	[1]	(3,169)
Operating profit	95,384	63,552	[1]	19,980
Finance expense	(3,142)	(9,305)	[1]	(1,940)
Finance income	10,137	121	[1]	3,109
Net finance income/(expense)	6,995	(9,184)	[1]	1,169
Gain on sale of subsidiary	0	0	[1]	2,215
Profit before tax	102,379	54,368	[1]	23,364
Tax on profit on ordinary activities	(19,286)	(10,918)	[2]	(3,373)
Profit for the year and profit attributable to the equity holders of the Company	83,093	43,450	[1]	19,991
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations	6,580	(9,782)	[1]	(2,240)
Total comprehensive income for the year attributable to the equity holders of the Company	£ 89,673	£ 33,668	[1]	£ 17,751
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 1.48	£ 0.79	[1]	£ 0.37
Diluted EPS (in gbp per share)	£ 1.43	£ 0.76	[1]	£ 0.36
Weighted average number of shares outstanding - basic (in shares)	56,272,036	55,220,298	[1]	53,423,575
Weighted average number of shares outstanding - diluted (in shares)	58,018,200	57,050,613	[1]	56,065,080

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).
[2]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).